SEGMENT INFORMATION - Reconciliation of Net Income to Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Segment Reporting Information [Line Items]
Income before income taxes	$ 5,190	$ 6,084
Add:
Interest expense	12,118	7,144
Depreciation and amortization	24,006	20,605
Adjustments related to MVC shortfall payments	12,340	12,013
Unit-based compensation	1,397	1,148
Less:
Interest income	1	1
Corporate
Add:
Allocated corporate expenses	5,857	2,555
Reportable Segments
Less:
Total reportable segment adjusted EBITDA	$ 60,907	$ 49,548